PROPERTY, PLANT AND EQUIPMENT CONTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT CONTRIBUTIONS
Property, plant and equipment contributions received

	2010	2009
Unamortized property, plant and equipment contributions, beginning of the year	$90,349	$93,197
Contributions received during the year	2,819	3,213
Amortization for the year	(3,622)	(3,408)
Currency translation effect	(687)	(2,653)

Unamortized property, plant and equipment contributions, end of the year	$88,859	$90,349